Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Schedule of earnings per share

	2024
				Net of tax
			Non-	and non-	Basic		Diluted
	Before		controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on profit for the year	2,953	(538)	(130)	2,285	84.1	¢	84.0	¢
Short-term interest rate and other market fluctuations	105	(9)	10	106	3.9	¢	3.9	¢
Loss attaching to corporate transactions	71	–	(26)	45	1.7	¢	1.7	¢
Based on adjusted operating profit	3,129	(547)	(146)	2,436	89.7	¢	89.6	¢

	2023
				Net of tax
				and non-	Basic		Diluted
	Before		Non-controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on profit for the year	2,097	(385)	(11)	1,701	62.1	¢	61.9	¢
Short-term interest rate and other market fluctuations	774	(59)	–	715	26.1	¢	26.0	¢
Loss attaching to corporate transactions	22	–	–	22	0.8	¢	0.8	¢
Based on adjusted operating profit	2,893	(444)	(11)	2,438	89.0	¢	88.7	¢

	2022
				Net of tax
				and non-	Basic		Diluted
	Before		Non-controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on loss for the year	(643)	(354)	(10)	(1,007)	(36.8)	¢	(36.8)	¢
Short-term interest rate and other market fluctuations	3,420	(185)	(1)	3,234	118.2	¢	118.2	¢
Gain attaching to corporate transactions	(55)	–	–	(55)	(2.0)	¢	(2.0)	¢
Based on adjusted operating profit	2,722	(539)	(11)	2,172	79.4	¢	79.4	¢